Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consists of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
At cost:
Trademark	49,875	49,924	6,840
Patent	122	122	17
Copyright	214	238	33
Software	9,993	9,993	1,369
License acquired	371,700	371,700	50,922
Total	431,904	431,977	59,181
Less: accumulated amortization	(19,750)	(26,721)	(3,661)
Intangible assets, net	412,154	405,256	55,520

Schedule of Estimated Annual Amortization Expense

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization	Amortization
Twelve months ending December 31,	RMB	US$
2025	6,450	884
2026	5,704	781
2027	5,082	696
2028	5,061	693
2029	5,054	692
Thereafter	6,305	864
Total	33,656	4,610